UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments

Elfun International Equity Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Common Stock—96.0%†	Number of Shares	Fair Value
Australia—2.3%
CSL Ltd.	30,529	$2,142,330
Insurance Australia Group Ltd.	857,149	3,979,713
		6,122,043
Belgium—1.8%
Anheuser-Busch InBev N.V.	40,183	4,903,262
Canada—1.9%
Brookfield Asset Management Inc., Class A	24,101	1,289,066
Cenovus Energy Inc.	95,053	1,602,354
Peyto Exploration & Development Corp.	37,722	1,011,480
Valeant Pharmaceuticals International Inc.	6,339	1,252,334	(a)
		5,155,234
China—1.8%
Baidu Inc. ADR	22,981	4,789,240	(a)
France—13.6%
Airbus Group N.V.	42,781	2,777,995
AXA S.A.	153,473	3,858,296
BNP Paribas S.A.	67,442	4,098,804
Credit Agricole S.A.	247,339	3,630,409
Safran S.A.	49,385	3,446,594
Sanofi	57,262	5,648,560
Schneider Electric SE	40,164	3,121,878
Technip S.A.	60,002	3,625,167
Total S.A.	94,874	4,710,417
Zodiac Aerospace	37,123	1,226,843
		36,144,963
Germany—8.9%
Bayer AG	32,035	4,787,369
Continental AG	23,720	5,579,478
Fresenius SE & Company KGaA	69,524	4,139,957
HeidelbergCement AG	34,407	2,717,821
Linde AG	18,638	3,785,614
SAP SE	37,657	2,718,582
		23,728,821
Hong Kong—2.5%
AIA Group Ltd.	1,052,462	6,600,753
India—2.3%
ICICI Bank Ltd.	602,892	3,045,611
Larsen & Toubro Ltd.	74,369	2,041,305
Power Grid Corporation of India Ltd.	471,400	1,097,564
		6,184,480
Italy—2.5%
Intesa Sanpaolo S.p.A.	1,581,663	5,361,923
Luxottica Group S.p.A.	21,747	1,375,759
		6,737,682
Japan—29.8%
Astellas Pharma Inc.	119,700	1,961,434
East Japan Railway Co.	35,600	2,853,007
FANUC Corp.	22,800	4,977,968
Fast Retailing Company Ltd.	5,566	2,152,318
Hitachi Ltd.	525,000	3,585,971

Keyence Corp.	5,200	2,837,860
Mazda Motor Corp.	159,900	3,240,137
Mitsubishi Estate Company Ltd.	193,459	4,487,065
Mitsubishi Heavy Industries Ltd.	685,000	3,769,371
Mitsubishi UFJ Financial Group Inc.	677,300	4,195,148
Mitsui Fudosan Company Ltd.	204,618	6,009,721
Murata Manufacturing Company Ltd.	35,997	4,944,209
Nidec Corp.	92,100	6,114,265
Rakuten Inc.	341,297	6,010,103
Secom Company Ltd.	26,300	1,754,364
SoftBank Corp.	78,101	4,548,934
Sumitomo Mitsui Financial Group Inc.	99,900	3,826,946
Tokio Marine Holdings Inc.	141,300	5,334,068
Toyota Motor Corp.	96,682	6,749,326
		79,352,215
Mexico—0.4%
Grupo Financiero Banorte SAB de C.V., Class O	186,690	1,083,799
Netherlands—3.1%
ASML Holding N.V.	38,679	3,916,698
ING Groep N.V.	296,013	4,330,948	(a,b)
		8,247,646
South Korea—1.0%
Samsung Electronics Company Ltd.	2,099	2,721,885
Spain—0.3%
Banco Bilbao Vizcaya Argentaria S.A.	78,912	796,046
Sweden—4.1%
Assa Abloy AB, Class B	54,994	3,271,218
Hexagon AB, Class B	50,029	1,773,832
Svenska Cellulosa AB SCA, Class B	34,931	801,566
Telefonaktiebolaget LM Ericsson, Class B	414,795	5,200,539
		11,047,155
Switzerland—6.6%
ABB Ltd.	103,462	2,195,973
Givaudan S.A.	1,633	2,951,772
Nestle S.A.	36,301	2,734,959
Roche Holding AG	28,286	7,776,768
The Swatch Group AG	4,564	1,931,138
		17,590,610
Taiwan—1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	834,900	3,880,248
United Kingdom—11.6%
Barclays PLC	1,371,168	4,952,938
BHP Billiton PLC	144,807	3,180,193
Capita PLC	124,982	2,067,585
Experian PLC	104,206	1,726,203
HSBC Holdings PLC	199,203	1,698,752
International Consolidated Airlines Group S.A.	263,000	2,345,914	(a)
Johnson Matthey PLC	57,875	2,901,878
Prudential PLC	145,956	3,624,652
Shire PLC	37,596	2,999,492
Vodafone Group PLC	747,748	2,448,689
WPP PLC	132,017	3,000,411
		30,946,707
Total Common Stock (Cost $224,637,180)		256,032,789

Preferred Stock—1.7%
Germany—1.7%
Volkswagen AG (Cost $3,664,445)	17,456	4,623,988

Rights—0.0%*
Spain—0.0%*
Banco Bilbao Vizcaya Argentaria S.A. (Cost $11,172)	78,912	11,357	(a)

Total Investments in Securities (Cost $228,312,797)		260,668,134

Short-Term Investments—1.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class		4,703,890	(b,c,d)
0.00%
(Cost $4,703,890)

Total Investments (Cost $233,016,687)		265,372,024

Other Assets and Liabilities, net—0.5%		1,434,495

NET ASSETS—100.0%		$266,806,519

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2015	14	$545,957	$6,808
FTSE 100 Index Futures	June 2015	1	99,863	(2,343)
Topix Index Futures	June 2015	3	386,116	9,479

				$13,944

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

The Fund was invested in the following sectors at March 31, 2015 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	12.32%
Pharmaceuticals	9.20%
Automobile Manufacturers	5.51%
Diversified Real Estate Activities	4.44%
Life & Health Insurance	3.85%
Property & Casualty Insurance	3.51%
Electrical Components & Equipment	3.48%
Industrial Machinery	3.30%
Electronic Equipment & Instruments	3.09%
Aerospace & Defense	2.81%
Wireless Telecommunication Services	2.64%
Semiconductors	2.49%
Integrated Oil & Gas	2.38%
Internet Retail	2.27%
Specialty Chemicals	2.21%
Auto Parts & Equipment	2.10%
Communications Equipment	1.96%
Electronic Components	1.86%
Brewers	1.85%
Internet Software & Services	1.80%
Other Diversified Financial Services	1.63%
Healthcare Services	1.56%
Semiconductor Equipment	1.48%
Multi-Line Insurance	1.45%
Industrial Gases	1.43%
Oil & Gas Equipment & Services	1.37%
Apparel, Accessories & Luxury Goods	1.25%
Building Products	1.23%
Diversified Metals & Mining	1.20%
Advertising	1.13%
Railroads	1.08%
Packaged Foods & Meats	1.03%
Application Software	1.02%
Construction Materials	1.02%
Airlines	0.88%
Heavy Electrical Equipment	0.83%
Apparel Retail	0.81%
Biotechnology	0.81%
Human Resource & Employment Services	0.78%
Construction & Engineering	0.77%
Security & Alarm Services	0.66%
Research & Consulting Services	0.65%
Electric Utilities	0.41%
Oil & Gas Exploration & Production	0.38%
Household Products	0.30%

98.23%

Short-Term Investments
Short-Term Investments	1.77%

1.77%

100.00%

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (the “NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$11,028,273	$245,004,516	$—	$256,032,789
Preferred Stock	—	4,623,988	—	4,623,988
Rights	11,357	—	—	11,357
Short-Term Investments	4,703,890	—	—	4,703,890

Total Investments in Securities	$15,743,520	$249,628,504	$—	$265,372,024

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$16,287	$—	$—	$16,287
Long Futures Contracts—Unrealized Depreciation	(2,343)	—	—	(2,343)

Total Other Financial Instruments	$13,944	$—	$—	$13,944

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$234,255,647	$43,814,462	$(12,698,085)	$31,116,377

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)
(17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 28, 2015

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, Elfun Funds

Date: May 28, 2015